EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ 190,430	$ 309,811	$ 108,896
Basic earnings / (loss) per share (US$) (in Dollars per share)	$ 0.31403	$ 0.51090	$ 0.17958
Diluted earnings / (loss) per share (US$) (in Dollars per share)	$ 0.31403	$ 0.51090	$ 0.17958
Diluted earnings per share [Member]
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ 190,430
Weighted average number of shares, basic	606,407,693
Weighted average number of shares, diluted	606,407,693
Diluted earnings / (loss) per share (US$) (in Dollars per share)	$ 0.31403
Restated [Member]
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)		$ 309,811	$ 108,896	[1]
Restated [Member] | Diluted earnings per share [Member]
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)		$ 309,811	$ 108,896
Weighted average number of shares, basic		606,407,693	606,407,693
Weighted average number of shares, diluted		606,407,693	606,407,693
Diluted earnings / (loss) per share (US$) (in Dollars per share)		$ 0.51090	$ 0.17958
Earnings per share [Member]
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ 190,430
Weighted average number of shares, basic	606,407,693
Basic earnings / (loss) per share (US$) (in Dollars per share)	$ 0.31403
Earnings per share [Member] | Restated [Member]
EARNINGS / (LOSS) PER SHARE (Details) - Schedule of earning per share [Line Items]
Earnings / (loss) attributable to owners of the parent (ThUS$) (in Dollars)		$ 309,811	$ 108,896
Weighted average number of shares, basic		606,407,693	606,407,693
Basic earnings / (loss) per share (US$) (in Dollars per share)		$ 0.51090	$ 0.17958

[1]	The result of the Company includes a net result of ThUS$ (8,162) resulting from the application of IAS 21 and IAS 29, for the subsidiaries that are in hyperinflationary economies.